JPMorgan Carbon Transition U.S. Equity ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.9%
Aerospace & Defense — 0.2%
L3Harris Technologies, Inc.	222	47,690
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	136	13,623
Expeditors International of Washington, Inc.	185	20,008
United Parcel Service, Inc., Class B	188	34,823
		68,454
Auto Components — 0.2%
Aptiv plc *	316	35,736
BorgWarner, Inc.	272	12,860
Gentex Corp.	213	6,286
		54,882
Automobiles — 1.5%
Tesla, Inc. *	1,870	323,921
Banks — 2.4%
Bank of America Corp.	5,867	208,161
Citigroup, Inc.	2,244	117,182
Fifth Third Bancorp	779	28,270
PNC Financial Services Group, Inc. (The)	471	77,917
SVB Financial Group *	59	17,844
Wells Fargo & Co.	1,510	70,774
		520,148
Beverages — 1.9%
Brown-Forman Corp., Class B	267	17,777
Coca-Cola Co. (The)	3,290	201,743
Keurig Dr Pepper, Inc.	1,000	35,280
Monster Beverage Corp. *	427	44,442
PepsiCo, Inc.	673	115,096
		414,338
Biotechnology — 2.9%
AbbVie, Inc.	1,423	210,248
Alnylam Pharmaceuticals, Inc. *	144	32,602
Amgen, Inc.	163	41,141
Biogen, Inc. *	127	36,944
Gilead Sciences, Inc.	1,025	86,039
Incyte Corp. *	213	18,135
Regeneron Pharmaceuticals, Inc. *	113	85,707
Seagen, Inc. *	159	22,177
Vertex Pharmaceuticals, Inc. *	301	97,253
		630,246
Building Products — 0.5%
Carrier Global Corp.	895	40,750
Hayward Holdings, Inc. *	90	1,214
Lennox International, Inc.	37	9,643

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — continued
Masco Corp.	261	13,885
Trane Technologies plc	268	48,004
		113,496
Capital Markets — 4.9%
Ares Management Corp.	164	13,610
Bank of New York Mellon Corp. (The)	845	42,732
BlackRock, Inc.	165	125,270
Blackstone, Inc.	35	3,359
Carlyle Group, Inc. (The)	206	7,410
Charles Schwab Corp. (The)	1,349	104,439
CME Group, Inc.	334	59,004
FactSet Research Systems, Inc.	44	18,609
Goldman Sachs Group, Inc. (The)	369	134,984
Intercontinental Exchange, Inc.	316	33,986
Invesco Ltd.	379	7,015
Lazard Ltd., Class A	47	1,884
LPL Financial Holdings, Inc.	91	21,578
Moody's Corp.	187	60,354
Morgan Stanley	1,254	122,052
Morningstar, Inc.	27	6,558
MSCI, Inc.	91	48,372
Nasdaq, Inc.	385	23,173
Northern Trust Corp.	219	21,236
Robinhood Markets, Inc., Class A *	657	6,839
S&P Global, Inc.	371	139,103
State Street Corp.	420	38,359
T. Rowe Price Group, Inc.	257	29,933
Tradeweb Markets, Inc., Class A	15	1,118
		1,070,977
Chemicals — 2.0%
Air Products and Chemicals, Inc.	94	30,128
Albemarle Corp.	136	38,277
Ashland, Inc.	63	6,884
Ecolab, Inc.	290	44,901
Element Solutions, Inc.	264	5,407
FMC Corp.	147	19,570
Huntsman Corp.	213	6,750
International Flavors & Fragrances, Inc.	298	33,513
Linde plc (United Kingdom)	482	159,513
Mosaic Co. (The)	397	19,667
PPG Industries, Inc.	69	8,993
Scotts Miracle-Gro Co. (The)	55	3,970
Sherwin-Williams Co. (The)	279	66,009
Valvoline, Inc.	219	8,029
		451,611

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Commercial Services & Supplies — 0.8%
Cintas Corp.	101	44,818
Clean Harbors, Inc. *	59	7,688
IAA, Inc. *	157	6,551
MSA Safety, Inc.	41	5,592
Republic Services, Inc.	240	29,957
Stericycle, Inc. *	107	5,758
Waste Management, Inc.	484	74,889
		175,253
Communications Equipment — 1.3%
Arista Networks, Inc. *	287	36,168
Ciena Corp. *	172	8,947
Cisco Systems, Inc.	3,727	181,393
Juniper Networks, Inc.	372	12,016
Motorola Solutions, Inc.	192	49,346
Viasat, Inc. *	84	2,894
		290,764
Consumer Finance — 0.9%
American Express Co.	708	123,851
Capital One Financial Corp.	445	52,955
Synchrony Financial	525	19,283
		196,089
Containers & Packaging — 0.1%
Avery Dennison Corp.	95	17,997
Distributors — 0.1%
LKQ Corp.	291	17,157
Diversified Financial Services — 1.1%
Apollo Global Management, Inc.	461	32,630
Berkshire Hathaway, Inc., Class B *	622	193,765
Voya Financial, Inc.	113	7,884
		234,279
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	1,975	40,231
Verizon Communications, Inc.	2,967	123,338
		163,569
Electric Utilities — 1.4%
Avangrid, Inc.	92	3,880
Duke Energy Corp.	172	17,621
Edison International	438	30,178
Eversource Energy	403	33,179
Exelon Corp.	1,161	48,983
FirstEnergy Corp.	123	5,037
NextEra Energy, Inc.	1,913	142,767
PG&E Corp. *	1,919	30,512
Southern Co. (The)	17	1,150
		313,307

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electrical Equipment — 0.6%
AMETEK, Inc.	269	38,983
Emerson Electric Co.	689	62,162
Rockwell Automation, Inc.	134	37,792
		138,937
Electronic Equipment, Instruments & Components — 0.5%
Keysight Technologies, Inc. *	209	37,484
National Instruments Corp.	153	8,262
Teledyne Technologies, Inc. *	54	22,910
Trimble, Inc. *	288	16,721
Zebra Technologies Corp., Class A *	60	18,971
		104,348
Energy Equipment & Services — 0.6%
Halliburton Co.	1,047	43,157
Schlumberger Ltd.	1,663	94,758
		137,915
Entertainment — 2.2%
Activision Blizzard, Inc.	908	69,526
Liberty Media Corp.-Liberty Formula One, Class C *	257	18,196
Netflix, Inc. *	464	164,191
Spotify Technology SA *	164	18,486
Take-Two Interactive Software, Inc. *	191	21,627
Walt Disney Co. (The) *	1,754	190,291
		482,317
Equity Real Estate Investment Trusts (REITs) — 3.1%
American Homes 4 Rent, Class A	360	12,344
American Tower Corp.	95	21,222
AvalonBay Communities, Inc.	163	28,923
Brixmor Property Group, Inc.	344	8,094
Crown Castle, Inc.	504	74,648
CubeSmart	261	11,951
Equity Residential	433	27,561
Essex Property Trust, Inc.	76	17,181
Extra Space Storage, Inc.	53	8,365
Federal Realty Investment Trust	94	10,484
Kilroy Realty Corp.	130	5,335
Kimco Realty Corp.	704	15,812
Life Storage, Inc.	67	7,239
Mid-America Apartment Communities, Inc.	134	22,341
National Retail Properties, Inc.	208	9,849
Omega Healthcare Investors, Inc.	275	8,096
Prologis, Inc.	1,076	139,105
Public Storage	183	55,694
Rayonier, Inc.	171	6,223
Realty Income Corp.	733	49,719
Regency Centers Corp.	200	13,326
Rexford Industrial Realty, Inc.	223	14,154

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — continued
SBA Communications Corp.	125	37,191
Simon Property Group, Inc.	380	48,815
STORE Capital Corp.	297	9,566
UDR, Inc.	378	16,099
		679,337
Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	171	87,405
Walmart, Inc.	547	78,697
		166,102
Food Products — 1.0%
General Mills, Inc.	696	54,539
Hershey Co. (The)	170	38,182
McCormick & Co., Inc. (Non-Voting)	293	22,010
Mondelez International, Inc., Class A	1,603	104,900
		219,631
Gas Utilities — 0.2%
Atmos Energy Corp.	161	18,924
National Fuel Gas Co.	98	5,690
UGI Corp.	246	9,798
		34,412
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	595	65,777
Boston Scientific Corp. *	1,682	77,793
Edwards Lifesciences Corp. *	690	52,923
GE HealthCare Technologies, Inc. *	425	29,546
IDEXX Laboratories, Inc. *	96	46,128
Insulet Corp. *	80	22,986
Intuitive Surgical, Inc. *	47	11,547
Medtronic plc	400	33,476
Stryker Corp.	26	6,599
		346,775
Health Care Providers & Services — 3.9%
AmerisourceBergen Corp.	181	30,582
Cigna Corp.	349	110,518
CVS Health Corp.	1,401	123,596
Elevance Health, Inc.	261	130,498
Humana, Inc.	140	71,638
McKesson Corp.	165	62,482
UnitedHealth Group, Inc.	665	331,961
		861,275
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc. *	45	109,534
Chipotle Mexican Grill, Inc. *	33	54,330
Expedia Group, Inc. *	177	20,231
McDonald's Corp.	667	178,356

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Planet Fitness, Inc., Class A *	97	8,211
Starbucks Corp.	255	27,831
Wendy's Co. (The)	200	4,460
Yum! Brands, Inc.	329	42,938
		445,891
Household Products — 1.7%
Church & Dwight Co., Inc.	284	22,964
Clorox Co. (The)	144	20,836
Colgate-Palmolive Co.	968	72,145
Procter & Gamble Co. (The)	1,808	257,423
		373,368
Industrial Conglomerates — 0.5%
General Electric Co.	1,287	103,578
Insurance — 2.9%
Aflac, Inc.	719	52,846
Allstate Corp. (The)	308	39,569
American International Group, Inc.	867	54,812
Aon plc, Class A	239	76,165
Arch Capital Group Ltd. *	84	5,405
Assurant, Inc.	62	8,221
Assured Guaranty Ltd.	67	4,194
Chubb Ltd.	485	110,333
Cincinnati Financial Corp.	173	19,575
First American Financial Corp.	127	7,857
Hartford Financial Services Group, Inc. (The)	370	28,716
Lincoln National Corp.	193	6,838
Marsh & McLennan Cos., Inc.	43	7,521
MetLife, Inc.	770	56,225
Principal Financial Group, Inc.	282	26,099
Progressive Corp. (The)	18	2,454
Prudential Financial, Inc.	429	45,019
RenaissanceRe Holdings Ltd. (Bermuda)	50	9,785
Travelers Cos., Inc. (The)	273	52,176
WR Berkley Corp.	240	16,834
		630,644
Interactive Media & Services — 3.9%
Alphabet, Inc., Class A *	6,985	690,397
Match Group, Inc. *	326	17,643
Meta Platforms, Inc., Class A *	943	140,479
		848,519
Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc. *	4,725	487,289
DoorDash, Inc., Class A *	292	16,913

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Internet & Direct Marketing Retail — continued
eBay, Inc.	635	31,432
Etsy, Inc. *	146	20,087
		555,721
IT Services — 6.4%
Accenture plc, Class A	593	165,477
Amdocs Ltd.	140	12,870
Automatic Data Processing, Inc.	488	110,195
Block, Inc., Class A *	626	51,157
Fidelity National Information Services, Inc.	693	52,003
Fiserv, Inc. *	687	73,289
Gartner, Inc. *	90	30,433
Genpact Ltd.	211	9,976
Global Payments, Inc.	314	35,394
Globant SA *	48	7,785
International Business Machines Corp.	830	111,826
Jack Henry & Associates, Inc.	85	15,308
Mastercard, Inc., Class A	682	252,749
Okta, Inc. *	176	12,955
Paychex, Inc.	377	43,679
PayPal Holdings, Inc. *	1,332	108,545
Toast, Inc., Class A *	317	7,072
Twilio, Inc., Class A *	204	12,207
Visa, Inc., Class A	1,268	291,906
Western Union Co. (The)	441	6,249
WEX, Inc. *	51	9,433
		1,420,508
Leisure Products — 0.1%
Hasbro, Inc.	154	9,112
Peloton Interactive, Inc., Class A *	360	4,655
YETI Holdings, Inc. *	114	5,103
		18,870
Life Sciences Tools & Services — 2.4%
Agilent Technologies, Inc.	342	52,011
Danaher Corp.	429	113,419
Illumina, Inc. *	163	34,915
IQVIA Holdings, Inc. *	217	49,782
Mettler-Toledo International, Inc. *	26	39,856
PerkinElmer, Inc.	125	17,191
Repligen Corp. *	65	12,045
Thermo Fisher Scientific, Inc.	343	195,623
Waters Corp. *	69	22,672
		537,514
Machinery — 2.7%
Caterpillar, Inc.	585	147,590
Deere & Co.	308	130,235
Dover Corp.	167	25,356

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Fortive Corp.	414	28,164
IDEX Corp.	89	21,332
Illinois Tool Works, Inc.	360	84,974
Ingersoll Rand, Inc.	473	26,488
Nordson Corp.	67	16,301
Otis Worldwide Corp.	486	39,964
PACCAR, Inc.	398	43,505
Xylem, Inc.	209	21,738
		585,647
Media — 0.6%
Comcast Corp., Class A	1,887	74,253
Fox Corp., Class A	504	17,106
Interpublic Group of Cos., Inc. (The)	452	16,480
Liberty Media Corp.-Liberty SiriusXM, Class C *	268	10,800
Omnicom Group, Inc.	237	20,380
		139,019
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	1,680	74,962
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	667	7,737
Annaly Capital Management, Inc.	558	13,096
		20,833
Multi-Utilities — 0.9%
CenterPoint Energy, Inc.	734	22,108
Consolidated Edison, Inc.	414	39,459
Public Service Enterprise Group, Inc.	582	36,043
Sempra Energy	367	58,841
WEC Energy Group, Inc.	369	34,682
		191,133
Oil, Gas & Consumable Fuels — 4.3%
Antero Resources Corp. *	332	9,575
Chevron Corp.	1,502	261,378
ConocoPhillips	1,283	156,359
Devon Energy Corp.	758	47,936
Enviva, Inc.	44	2,001
EOG Resources, Inc.	10	1,323
Exxon Mobil Corp.	3,030	351,510
Marathon Oil Corp.	740	20,328
New Fortress Energy, Inc.	57	2,211
Occidental Petroleum Corp.	679	43,992
Williams Cos., Inc. (The)	1,347	43,427
		940,040

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Personal Products — 0.4%
Coty, Inc., Class A *	411	4,094
Estee Lauder Cos., Inc. (The), Class A	268	74,257
		78,351
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	2,048	148,787
Eli Lilly & Co.	667	229,548
Johnson & Johnson	1,877	306,740
Merck & Co., Inc.	1,132	121,588
Pfizer, Inc.	2,519	111,239
		917,902
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	153	14,480
Clarivate plc *	552	6,138
Equifax, Inc.	142	31,552
FTI Consulting, Inc. *	42	6,700
ManpowerGroup, Inc.	59	5,142
Robert Half International, Inc.	124	10,411
Science Applications International Corp.	34	3,529
TransUnion	225	16,144
Verisk Analytics, Inc.	182	33,086
		127,182
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	368	31,468
Jones Lang LaSalle, Inc. *	56	10,353
Zillow Group, Inc., Class C *	249	11,008
		52,829
Road & Rail — 0.5%
Uber Technologies, Inc. *	2,244	69,407
Union Pacific Corp.	159	32,466
		101,873
Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc. *	1,849	138,952
Analog Devices, Inc.	46	7,888
Applied Materials, Inc.	982	109,483
Broadcom, Inc.	153	89,507
Cirrus Logic, Inc. *	66	5,966
Enphase Energy, Inc. *	153	33,871
First Solar, Inc. *	124	22,022
Intel Corp.	911	25,745
Lam Research Corp.	80	40,008
NVIDIA Corp.	1,810	353,620
QUALCOMM, Inc.	1,058	140,936
Texas Instruments, Inc.	287	50,859
		1,018,857

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — 9.9%
Adobe, Inc. *	463	171,467
Atlassian Corp., Class A *	168	27,152
Autodesk, Inc. *	254	54,651
Bentley Systems, Inc., Class B	197	7,693
Cadence Design Systems, Inc. *	309	56,495
Confluent, Inc., Class A *	162	3,742
Coupa Software, Inc. *	88	7,033
Dolby Laboratories, Inc., Class A	68	5,410
Fortinet, Inc. *	754	39,464
Gen Digital, Inc.	620	14,266
Guidewire Software, Inc. *	96	7,031
Intuit, Inc.	324	136,945
Microsoft Corp.	4,250	1,053,193
New Relic, Inc. *	62	3,785
Oracle Corp.	1,583	140,032
Palo Alto Networks, Inc. *	344	54,572
Salesforce, Inc. *	783	131,521
ServiceNow, Inc. *	234	106,500
Splunk, Inc. *	190	18,196
Synopsys, Inc. *	159	56,246
Tyler Technologies, Inc. *	48	15,493
Unity Software, Inc. *	299	10,621
VMware, Inc., Class A *	205	25,106
Workday, Inc., Class A *	208	37,738
		2,184,352
Specialty Retail — 3.0%
Advance Auto Parts, Inc.	70	10,660
AutoZone, Inc. *	22	53,655
CarMax, Inc. *	185	13,033
Floor & Decor Holdings, Inc., Class A *	121	10,983
Home Depot, Inc. (The)	805	260,957
Lithia Motors, Inc., Class A	32	8,422
Lowe's Cos., Inc.	589	122,659
Ross Stores, Inc.	398	47,040
TJX Cos., Inc. (The)	883	72,282
Tractor Supply Co.	129	29,411
Ulta Beauty, Inc. *	59	30,324
Williams-Sonoma, Inc.	78	10,525
		669,951
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	9,247	1,334,250
Textiles, Apparel & Luxury Goods — 1.1%
Lululemon Athletica, Inc. *	130	39,894
NIKE, Inc., Class B	1,305	166,166
PVH Corp.	76	6,832
Ralph Lauren Corp.	47	5,821

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — continued
Tapestry, Inc.	282	12,851
VF Corp.	409	12,655
		244,219
Trading Companies & Distributors — 0.2%
Univar Solutions, Inc. *	187	6,448
WESCO International, Inc. *	52	7,749
WW Grainger, Inc.	53	31,242
		45,439
Water Utilities — 0.1%
Essential Utilities, Inc.	270	12,617
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. *	179	26,726
Total Common Stocks (Cost $21,025,045)		21,976,022
Short-Term Investments — 0.0% ^
Investment Companies — 0.0% ^
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b) (Cost $7,717)	7,717	7,717
Total Investments — 99.9% (Cost $21,032,762)		21,983,739
Other Assets Less Liabilities — 0.1%		28,204
NET ASSETS — 100.0%		22,011,943

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.
Futures contracts outstanding as of January 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-mini S&P 500 Index	1	03/17/2023	USD	20,454	1,298

Abbreviations
USD	United States Dollar

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$21,983,739	$—	$—	$21,983,739
Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,298	$—	$—	$1,298

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	$31,835	$171,907	$196,025	$—	$—	$7,717	7,717	$350	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.